FINANCIAL INSTRUMENTS (Schedule of Carrying Value and Estimated Fair Value of Financial Assets and Liabilities) (Details) $ in Thousands, kr in Millions	Jun. 30, 2024 NOK (kr)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivatives [Abstract]
Total derivative instruments - short-term assets		$ 3,017			$ 4,617
Total derivative instruments - long-term assets		12,624			13,608
NOK700 million senior unsecured floating rate bonds due 2024
Non-Derivatives [Abstract]
Long-term debt				kr 695	68,400
U.S. dollar floating rate debt | kr	kr 700						kr 700
NOK600 million senior unsecured floating rate bonds due 2025
Non-Derivatives [Abstract]
Long-term debt	570	$ 53,400		kr 590	58,100
U.S. dollar floating rate debt | kr	kr 600					kr 600
7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt		$ 150,000			0
U.S. dollar floating rate debt			$ 150,000
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%	8.25%
Carrying value | Fair value, measurements, recurring
Non-Derivatives [Abstract]
Equity securities		$ 4,662			5,104
Derivatives [Abstract]
Total derivative instruments - short-term assets		3,017			4,617
Total derivative instruments - long-term assets		12,624			13,608
Interest rate/ currency/ commodity swap contracts - short-term payables		11,704			12,366
Interest rate/ currency/ commodity swap contracts - long-term payables		0			8,965
Carrying value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Non-Derivatives [Abstract]
Long-term debt		0			68,426
Carrying value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Non-Derivatives [Abstract]
Long-term debt		53,373			58,089
Carrying value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Long-term debt		150,000			150,000
Carrying value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Long-term debt		150,000			150,000
Carrying value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt		150,000			0
Fair value | Fair value, measurements, recurring
Non-Derivatives [Abstract]
Equity securities		4,662			5,104
Derivatives [Abstract]
Total derivative instruments - short-term assets		3,017			4,617
Total derivative instruments - long-term assets		12,624			13,608
Interest rate/ currency/ commodity swap contracts - short-term payables		11,704			12,366
Interest rate/ currency/ commodity swap contracts - long-term payables		0			8,965
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Non-Derivatives [Abstract]
Long-term debt		0			68,919
Fair value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Non-Derivatives [Abstract]
Long-term debt		54,174			59,181
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Long-term debt		149,813			146,310
Fair value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Long-term debt		154,125			152,820
Fair value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt		$ 150,375			$ 0